Income tax and tax loss carryforwards, Reconciliation for income tax based on statutory rate (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Reconciliation between provision for income tax based on statutory income tax rate and provision recorded [Abstract]
Profit before taxes	$ 95,867		$ 28,348	$ 1,846,311
Income tax	(28,760)		(8,504)	(553,893)
Increase (decrease) from [Abstract]
Difference in depreciation and amortization	(180,395)		(56,356)	503,479
Revaluation surplus	113,826		(48,424)	265,723
Income recognized in advance	0		(62)	(1,678)
Materials and supplies	(31,073)		(19,888)	5,503
Inflationary and currency exchange effects on monetary assets and liabilities, net	1,236		(26,686)	(203,983)
Tax losses - net	19,277		206,485	(1,255,433)
Provisions and allowance for doubtful accounts	54,214		(44,609)	(183,963)
Difference between the tax and book value for the sale of assets	(13,133)		(15,551)	(435)
Difference between the tax and book value for the sale of shares of subsidiaries	97,284		20,800	956,613
Income tax (agreement)	(85,196)	[1]	0	0
Non-deductible expenses	(11,855)		(12,004)	(48,665)
Total income tax expense	$ (64,575)		$ (4,799)	$ (516,732)

[1]	During 2019, Grupo TMM agreed with the Tax Administration Service to resolve the Company's outstanding tax liabilities for the fiscal year 2010 through payment of 2.6 million pesos over a period of 36 months beginning in November 2019.